Employees' Retirement Benefits (Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 01, 2013	Mar. 31, 2014 Pension Plans, Defined Benefit	Mar. 31, 2013 Pension Plans, Defined Benefit	Mar. 31, 2012 Pension Plans, Defined Benefit	Mar. 31, 2014 NTT CDBP	Mar. 31, 2013 NTT CDBP	Mar. 31, 2012 NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year		¥ 2,012,924	¥ 2,037,901		¥ 1,601,091	¥ 1,467,064
Service cost		72,631	72,628	72,542	39,098	37,647	37,896
Interest cost		30,021	37,511	40,840	22,961	27,260	27,980
Actuarial loss (gain)		(46,672)	36,155		173	98,532
Plan amendment	(76,050)				(76,050)
Other		7,249	3,205		122	790
Benefit payments - Lump-sum severance payments and Pension		(172,993)	(174,476)		(34,130)	(30,202)
Benefit obligation, end of year		1,903,160	2,012,924	2,037,901	1,553,265	1,601,091	1,467,064
Fair value of plan assets, beginning of year		1,125,165	1,072,879		983,336	897,247
Actual return on plan assets		71,150	98,448		96,590	104,996
Employer contributions		42,130	66,736		7,052	7,236
Employee contributions					3,557	3,573	3,567
Other changes in fair value of plan assets		2,967	1,600		179	486
Benefit payments - Pension		(111,224)	(114,498)		(34,130)	(30,202)
Fair value of plan assets, end of year		1,130,188	1,125,165	1,072,879	1,056,584	983,336	897,247
Under-funded status		¥ (772,972)	¥ (887,759)		¥ (496,681)	¥ (617,755)